Right of use assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Right of use assets
15.	Right of use assets
As of 1 January 2018, The Company provided a right of use asset equal to the lease liability adjusted for prepaid or accrued rent payments. In accordance with this methodology, the application of IFRS 16 does not impact the Group’s retained earnings as of 1 January 2018.
Closing balances of right of use assets as of 31 December 2019 and 31 December 2018 and depreciation and amortization expenses for the years ended31 December 2019 and 31 December 2018 is stated as below:

	Tangible					Intangible
	Site Rent	Building	Network equipment	Other	Total	Right of way	License	Total	Total
Balance at 1 January 2019	1,021,638	135,158	50,538	109,883	1,317,217	8,643	323,742	332,385	1,649,602
Depreciation and amortization charge for the year	(506,386)	(54,605)	(150,282)	(159,784)	(871,057)	(8,849)	(46,073)	(54,922)	(925,979)
Balance at 31 December 2019	1,082,193	96,073	69,036	132,364	1,379,666	22,984	380,446	403,430	1,783,096

	Tangible					Intangible
	Site Rent	Building	Network equipment	Other	Total	Right of way	License	Total	Total
Balance at 1 January 2018	1,077,517	146,826	226,243	115,652	1,566,238	12,321	—	12,321	1,578,559
Depreciation and amortization charge for the year	(451,850)	(43,563)	(181,741)	(81,325)	(758,479)	(6,458)	(48,273)	(54,731)	(813,210)
Balance at 31 December 2018	1,021,638	135,158	50,538	109,883	1,317,217	8,643	323,742	332,385	1,649,602
As at 31 December 2019, the Company has additions to right of use assets amounting to TL 1,209,008 (31 December 2018: TL 1,156,973) and interest expense on lease liabilities amounting to TL 282,769 (31 December 2018: TL 210,200). Depreciation expense amounting to TL 925,979 (31 December 2018: TL 813,210) is recognized in cost of revenues.